Balances of Time Deposits and Certificates of Deposit Issued by Domestic Offices in Amounts of YEN 10 million or more as well as the Balances of those Deposits Issued by Foreign Offices in Amounts of US$100,000 or more (Detail) (JPY ¥)
In Millions
	Mar. 31, 2011	Mar. 31, 2010
Deposits From Banking Clients [Line Items]
Domestic deposit in amounts of YEN 10 million or more	¥ 25,509,202	¥ 27,323,693
Foreign deposit in amounts of USD 100,000 or more	7,963,259	7,428,501
Time deposits
Deposits From Banking Clients [Line Items]
Domestic deposit in amounts of YEN 10 million or more	17,655,932	18,759,823
Foreign deposit in amounts of USD 100,000 or more	6,166,293	5,704,577
Certificates of deposit
Deposits From Banking Clients [Line Items]
Domestic deposit in amounts of YEN 10 million or more	7,853,270	8,563,870
Foreign deposit in amounts of USD 100,000 or more	¥ 1,796,966	¥ 1,723,924